BLACKROCK INTERNATIONAL VALUE TRUST
BlackRock International Value Fund
(the “Fund”)

Supplement dated May 1, 2010 to the
Statement of Additional Information, dated October 28, 2009

Effective May 1, 2010, the following changes are made to the Statement of Additional Information of the Fund.

The section captioned “Information Regarding the Portfolio Managers” beginning on page I-11 is revised to delete the first paragraph and replace it with the following:

James Macmillan, Alex McDougall and Robert Weatherston, CFA are the Fund’s co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The section captioned “Information Regarding the Portfolio Managers” beginning on page I-11 is revised to delete subsection entitled “Other Funds and Accounts Managed” and replace it with the following:

The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of the Fund’s fiscal period ended June 30, 2009.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

James Macmillan	3	5	5	0	0	1
	$1.84 Billion	$409.4 Million	$355.3 Million	$0	$0	$68 Million

Alex McDougall*	2	4	5	0	0	0
	$1.77 Billion	$374 Million	$413.8 Million	$0	$0	$0

Robert Weatherston, CFA	3	6	8	0	0	0
	$1.91 Billion	$447.9 Million	$384.4 Million	$0	$0	$0

* Mr. McDougall’s accounts and assets managed are presented as of December 31, 2009 due to the assignment of additional registered investment companies following the June 30, 2009 fiscal year end.

The section captioned “Information Regarding the Portfolio Managers” on page I-13 is revised to delete the subsection entitled “Fund Ownership” and replace it with the following:

The following table sets forth the dollar range of equity securities of the Fund beneficially owned by each portfolio manager as of the fiscal period ended June 30, 2009.

Portfolio Manager	Dollar Range

James Macmillan	None
Alex McDougall	None
Robert Weatherston, CFA	None

Shareholders should retain this Supplement for future reference.